Reinsurance (Ceding commissions earned) (Details)	9 Months Ended
Sep. 30, 2020 USD ($)
Ceded Commission Earned	$ 8,162,090
Expense Allowances	14,559,705
Ironbound Reinsurance Company Limited [Member]
Ceded Commission Earned	688,110
Expense Allowances	690,169
SDA Annuity and Life Re
Ceded Commission Earned	1,356,473
Expense Allowances	2,605,014
SRC2
Ceded Commission Earned	3,837,996
Expense Allowances	7,247,966
US Alliance Life And Security Company Member
Ceded Commission Earned	2,279,511
Expense Allowances	4,016,556
American Life & Security Corp [Member]
Ceded Commission Earned	8,162,090
Expense Allowances	14,559,705
American Life & Security Corp [Member] | Ironbound Reinsurance Company Limited [Member]
Ceded Commission Earned	688,110
Expense Allowances	690,169
American Life & Security Corp [Member] | SDA Annuity and Life Re
Ceded Commission Earned	1,356,473
Expense Allowances	2,605,014
American Life & Security Corp [Member] | SRC2
Ceded Commission Earned	3,837,996
Expense Allowances	7,247,966
American Life & Security Corp [Member] | US Alliance Life And Security Company Member
Ceded Commission Earned	2,279,511
Expense Allowances	$ 4,016,556